INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 41,733,000	$ 34,971,000
Federal income tax rate	21.00%	21.00%
Remaining deferred tax assets valuation allowance	$ 14,144,068	$ 5,093,324
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Research and experimentation amortized period		5 years
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Research and experimentation amortized period		15 years
FLORIDA
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 18,117,000	$ 11,354,000